Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision For Income Taxes [Abstract]
Components of income tax expense (benefit)

	Year Ended December 31,
	2012	2011
Current:
Federal	$-	$-
State	800	800
Deferred:
Federal	(477,000)	(221,000)
State	(136,000)	(94,000)

	(613,000)	(315,000)
Valuation allowance	613,000	315,000

	-	-

	$800	$800

Components of net deferred income tax assets and liabilities

	Year Ended December 31,
	2012	2011
Current deferred income tax assets:
Accrued officers salaries	$8,000	$48,000
Other	11,000	8,000
Less valuation allowance	(19,000)	(56,000)

Net current deferred tax assets	$-	$-

Non-current deferred income tax assets and liabilities:
Net operating loss carryforwards	$1,398,000	$628,000
Stock based compensation	20,000	-
Other	7,000	-
Accumulated depreciation of furniture and equipment	(201,000)	(54,000)
Less valuation allowance	(1,224,000)	(574,000)

Net non-current deferred tax assets	$-	$-

Summary of reconciliation between the statutory income tax rate and the effective tax rate
Statutory federal income tax rate	(34.0)%
States taxes	(5.8)
Stock based compensation	4.7
Other	0.4
Valuation reserve for income taxes	34.7
-%